Load [Member] Investment Objectives and Goals - Intermediate Government Bond Series	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Intermediate Government Bond Series
Objective [Heading]	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	The Fund seeks to provide a high and stable level of income derived from bonds issued by the U.S. Government and its agencies without incurring undue risk to principal.